MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Statement of Compliance	Statement of Compliance
These consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).
The consolidated financial statements were authorized for issue by the Board of Directors on March 16, 2026.

Basis of Presentation	Basis of Preparation The consolidated financial statements are prepared on a going concern basis.
Subsidiaries	Subsidiaries
These consolidated financial statements include the accounts of our partnership and subsidiaries over which our partnership has control. Subsidiaries are consolidated from the date of acquisition, being the date on which our partnership obtains control, and continue to be consolidated until the date when control is lost. Our partnership (investor) controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Together, our partnership and its subsidiaries are referred to as “Brookfield Infrastructure” in these financial statements.
Non-controlling interests may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition by acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in partnership capital in addition to changes in ownership interests. Total comprehensive income is attributed to non-controlling interests, even if this results in the non-controlling interests having a deficit balance.
Holding LP has issued Redeemable Partnership Units held by Brookfield, which may, at the request of the holder, require the Holding LP to redeem the Redeemable Partnership Units for cash consideration equal to the market price of our partnership’s units. This right is subject to our partnership’s right of first refusal which entitles it, at its sole discretion, to elect to acquire any Redeemable Partnership Unit so presented to Holding LP in exchange for one of our partnership’s units subject to certain customary adjustments.
All intercompany balances, transactions, revenues and expenses are eliminated in full.

Associates and Joint Ventures	Associates and Joint Ventures
Associates and joint ventures are entities over which our partnership has significant influence or joint control. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not constitute control. Our partnership accounts for investments over which it has significant influence using the equity method, and are recorded as Investments in associates and joint ventures on the Consolidated Statements of Financial Position.
Interests in investments accounted for using the equity method are initially recorded at cost. If the cost of the associate is lower than the proportionate share of the investment’s underlying fair value, our partnership records a gain on the difference between the cost and the underlying fair values of the identifiable net assets of the associate. If the cost of the associate is greater than our partnership’s proportionate share of the underlying fair value, goodwill and other adjustments arising from the purchase price allocation relating to the associate is included in the carrying amount of the investment. Subsequent to initial recognition, the carrying value of our partnership’s interest in an investee is adjusted for our partnership’s share of comprehensive income or loss and distributions from the investee.
Profits or losses resulting from transactions with an associate are recognized in the consolidated financial statements based on the interests of unrelated investors in the associate.

Foreign Currency Translation	Foreign Currency Translation
The U.S. dollar is the functional and presentation currency of Brookfield Infrastructure. Each of Brookfield Infrastructure’s subsidiaries, associates and jointly controlled entities determines its own functional currency and items included in the financial statements of each subsidiary and associate are measured using that functional currency.
Assets and liabilities of foreign operations having a functional currency other than the U.S. dollar are translated at the rate of exchange prevailing at the reporting date and revenues and expenses at average rates during the period. Gains or losses on translation are included as a component of other comprehensive income. On disposal of a foreign operation resulting in the loss of control, the component of other comprehensive income due to accumulated foreign currency translation relating to that foreign operation is reclassified to net income. Gains or losses on foreign currency denominated balances and transactions that are designated as hedges of net investments in these operations are reported in the same manner. On partial disposal of a foreign operation in which control is retained, the proportionate share of the component of other comprehensive income or loss relating to that foreign operation is reclassified to non-controlling interests in that foreign operation.
Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date and non-monetary assets and liabilities measured at fair value are translated at the rate of exchange prevailing at the date when the fair value was determined. Revenues and expenses are measured at average rates during the period. Gains or losses on translation of these items are included in net income. Gains and losses on transactions which hedge these items are also included in net income or loss. Foreign currency denominated non-monetary assets and liabilities, measured at historic cost, are translated at the rate of exchange at the transaction date.

Business Combinations	Business Combinations
Business acquisitions in which control is acquired are accounted for using the acquisition method, other than those between and among entities under common control. The consideration of each acquisition is measured at the aggregate of the fair values at the acquisition date of assets transferred by the acquirer, liabilities incurred or assumed, and equity instruments issued by Brookfield Infrastructure in exchange for control of the acquiree. Acquisition related costs are recognized in the Consolidated Statements of Operating Results as incurred and included in other expenses.
Where applicable, the consideration for the acquisition includes any asset or liability resulting from a contingent consideration arrangement, measured at its acquisition-date fair value. Subsequent changes in fair values are adjusted against the cost of the acquisition where they qualify as measurement period adjustments. All other subsequent changes in the fair value of contingent consideration classified as liabilities will be recognized in the Consolidated Statements of Operating Results, whereas changes in the fair values of contingent consideration classified within partnership capital are not subsequently re-measured.
Where a business combination is achieved in stages, Brookfield Infrastructure’s previously held interests in the acquired entity are remeasured to fair value at the acquisition date, that is, the date Brookfield Infrastructure attains control and the resulting gain or loss, if any, is recognized in the Consolidated Statements of Operating Results. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to the Consolidated Statements of Operating Results, where such treatment would be appropriate if that interest were disposed of.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, Brookfield Infrastructure reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.
The measurement period is the period from the date of acquisition to the date Brookfield Infrastructure obtains complete information about facts and circumstances that existed as of the acquisition date. The measurement period is subject to a maximum of one year subsequent to the acquisition date.
If, after reassessment, Brookfield Infrastructure’s interest in the fair value of the acquiree’s identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree if any, the excess is recognized immediately in profit or loss as a bargain purchase gain.
Contingent liabilities acquired in a business combination are initially measured at fair value at the date of acquisition. At the end of subsequent reporting periods, such contingent liabilities are measured at the higher of the amount that would be recognized in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets (“IAS 37”) and the amount initially recognized less cumulative amount of income recognized in accordance with IFRS 15, Revenue from Contracts with Customers.

Cash and Cash Equivalents	Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Accounts Receivable	Accounts Receivable
Trade receivables are recognized initially at their transaction price and subsequently measured at amortized cost using the effective interest method, less any allowance for expected credit losses.
(g)Inventory
Inventory is valued at the lower of cost and net realizable value. Cost is determined using the weighted average costing method and includes direct purchase costs as well as costs of production, storage, and transportation of natural gas, natural gas liquids and other hydrocarbons. Net realizable value represents the estimated selling price in the ordinary course of business less estimated costs of completion and selling costs. If applicable, an increase in net realizable value representing a reversal of a previous inventory write-down is recognized as an increase in inventory.

Leases	Leases
(i) Brookfield Infrastructure as lessee
Brookfield Infrastructure assesses whether a contract is, or contains, a lease, at inception of the contract. For all lease arrangements where Brookfield Infrastructure is the lessee, except for short-term leases and leases of low value assets, a right-of-use asset is recognized with a corresponding lease liability. At the commencement date, the lease liability is initially measured at the present value of future lease payments over the lease term, discounted using the rate implicit in the lease or, if not readily determined, the incremental borrowing rate. The right-of-use asset is initially measured at the corresponding lease liability, plus lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability using the effective interest method and by reducing the carrying amount to reflect the lease payments made. The right-of-use asset is subsequently accounted for as an item of property, plant and equipment or investment property.
(ii) Brookfield Infrastructure as lessor
Brookfield Infrastructure enters into lease agreements as a lessor for some of its property, plant and equipment and investment property. Such leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee, and are classified as operating leases otherwise. Amounts due from lessees and any unguaranteed residual value under finance leases are recognized as finance lease receivables at their present value, discounted using the rate implicit in the lease. Lease payments received are allocated between reduction of the carrying amount of finance lease receivables and finance income. Revenue from operating leases is recognized on a straight-line basis over the term of the relevant lease.
Property, Plant and Equipment	Property, Plant and Equipment
Brookfield Infrastructure uses the revaluation method of accounting for all classes of property, plant and equipment. Property, plant and equipment is initially measured at cost and subsequently carried at its revalued amount, being the fair value at the date of the revaluation less any subsequent accumulated depreciation and any accumulated impairment losses. Revaluations are made on at least an annual basis, and on a sufficient basis to ensure that the carrying amount does not differ significantly from fair value. Where the carrying amount of an asset is increased as a result of a revaluation, the increase is recognized in other comprehensive income or loss and accumulated in equity within the revaluation surplus reserve, unless the increase reverses a previously recognized impairment recorded through net income, in which case that portion of the increase is recognized in net income. Where the carrying amount of an asset is decreased, the decrease is recognized in other comprehensive income to the extent of any balance existing in revaluation surplus in respect of the asset, with the remainder of the decrease recognized in net income. Revaluation gains are included in other comprehensive income, but are not subsequently recycled into profit or loss.
An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. The gain or loss arising on disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the Consolidated Statements of Operating Results. However, any balance accumulated in revaluation surplus is subsequently recorded in retained earnings when an asset is derecognized and not transferred to profit or loss.
Depreciation of an asset commences when it is available for use. Property, plant and equipment are depreciated on a straight-line or declining-balance basis over the estimated useful lives of each component of the assets as follows:

Buildings	Up to 60 years
Transmission stations, towers and related fixtures	Up to 50 years
Leasehold improvements	Up to 50 years
Plant and equipment	Up to 60 years
Network systems	Up to 60 years
Track	Up to 40 years
Intermodal containers	Up to 20 years
Pipelines and gas storage assets	Up to 80 years
Depreciation on property, plant and equipment is calculated on a straight-line or declining-balance basis so as to depreciate the net cost of each asset over its expected useful life to its estimated residual value. Leasehold improvements are depreciated over the period of the lease or estimated useful life, whichever is the shorter, using the straight-line method. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each annual reporting period, with the effect of any changes recognized on a prospective basis.

Investment Properties	Investment Properties
Brookfield Infrastructure uses the fair value method to account for assets classified as investment property. An asset is determined to be an investment property when it is principally held to earn rental income or for capital appreciation, or both. Investment property is initially measured at cost including transaction costs. Subsequent to initial recognition, investment properties are carried at fair value. Gains or losses arising from changes in fair value are included in profit or loss.
Fair values are primarily determined by valuation of the lease term and freehold reversion. An income capitalization approach is used by applying a yield to the rental income of the capitalization rate that is reflective of the characteristics, location and market of each property. Fair value is estimated by management of our partnership with due consideration given to observable market inputs, where available.

Asset Impairment	Asset Impairment
At each reporting date, Brookfield Infrastructure assesses whether for assets, other than those measured at fair value with changes in values recorded in profit or loss, there is any indication that such assets are impaired. This assessment includes a review of internal and external factors which includes, but is not limited to, changes in the technological, political, economic or legal environment in which the entity operates in, structural changes in the industry, changes in the level of demand, physical damage and obsolescence due to technological changes. An impairment is recognized if the recoverable amount, determined as the higher of the estimated fair value less costs of disposal or the discounted future cash flows generated from use and eventual disposal from an asset or cash generating unit is less than its carrying value. The projections of future cash flows take into account the relevant operating plans and management’s best estimate of the most probable set of conditions anticipated to prevail. Where an impairment loss subsequently reverses, the carrying amount of the asset or cash generating unit is increased to the lesser of the revised estimate of recoverable amount and the carrying amount that would have been recorded had no impairment loss been recognized previously.

Intangible Assets	Intangible Assets
Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date. Brookfield Infrastructure’s intangible assets are comprised primarily of conservancy rights, service concession arrangements, customer order backlogs, track access rights, operating network agreements and customer contracts and relationships.
Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization unless indefinite-lived and accumulated impairment losses, on the same basis as intangible assets acquired separately.
Public service concessions that provide Brookfield Infrastructure the right to charge users for a service in which the service and fee is regulated by the grantor are accounted for as an intangible asset under IFRIC 12, Service Concession Arrangements.
Concession arrangements were acquired as part of the acquisition of the Brazilian regulated gas transmission operation, Brazilian electricity transmission operation and Indian toll roads were initially recognized at their fair values. The intangible assets at the Brazilian regulated gas transmission operation and Brazilian electricity transmission operation relate to concession contracts. For our Brazilian regulated gas transmission operation, the concession arrangement provides the business with the right to operate the asset perpetually. As a result, the asset is amortized over its estimated useful life. For our Brazilian electricity transmission operation, the intangible asset is amortized on a straight-line basis over the life of the contractual arrangement.
Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in profit or loss when the asset is derecognized.

Goodwill	Goodwill
Goodwill represents the excess of the price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets and liabilities acquired. Goodwill is allocated to the cash generating unit or units to which it relates. Brookfield Infrastructure identifies cash generating units as identifiable groups of assets that are largely independent of the cash inflows from other assets or groups of assets.
Goodwill is evaluated for impairment annually or more often if events or circumstances indicate there may be impairment. Impairment is determined for goodwill by assessing if the carrying value of a cash generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs of disposal or the value in use. Impairment losses recognized in respect of a cash generating unit are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash generating unit. Any goodwill impairment is charged to profit or loss in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed. In the year of a business acquisition, the recoverability of the acquired goodwill is assessed by revisiting the assumptions of the related underwriting model.
On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the gain or loss on disposal of the operation.

Revenue Recognition	Revenue Recognition
Our partnership recognizes revenue when it transfers control of a product or service to a customer.
Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties.
Brookfield Infrastructure recognizes revenue when the specific criteria have also been met for each of Brookfield Infrastructure’s activities as described below. Cash received by Brookfield Infrastructure from customers is recorded as deferred revenue until revenue recognition criteria are met.
Utilities
Revenue from utilities infrastructure is derived from the transmission of energy and natural gas, and from our commercial and residential distribution operations. Distribution and transmission revenue each contain a single performance obligation that is recognized over time. The connection revenue relating to Brookfield Infrastructure’s U.K. regulated distribution operation contains a distinct performance obligation that is recognized over the period that the connection is constructed, based on an input method of progress recognition on the basis that this methodology is most reflective of the underlying transfer of control. Performance obligations relating to commercial and residential distribution operations are satisfied over time as the services are rendered or upon commencement of a finance lease agreement. The payment terms for all of our businesses in the utilities segment require payment upon completion, except for connections income whereby payment is typically collected up-front prior to the completion of any services.
Transport
Revenue from transport infrastructure consists primarily of freight, toll road operations, transportation services revenue and intermodal logistics revenue. These services consist of a single performance obligation and revenue is recognized over time when services are rendered, based primarily on usage or volume during the period. Terminal infrastructure revenue contains both a capacity charge and a handling charge associated with operating the terminal. The terminal infrastructure service contracts contain a performance obligation recognized over time pertaining to capacity for the period the services are provided and for handling services based on tons of coal shipped through the terminal when service is provided. Intermodal logistics revenues including the leasing of intermodal containers and chassis are classified as either operating or finance leases with revenue recognized over the life of the contract. The payment terms for all of our businesses in the transport segment require payment upon completion of the underlying transportation service.
Midstream
Revenue from midstream infrastructure consists primarily of midstream and storage services. Midstream services revenue consists of a single performance obligation and is recognized over time as services are rendered, based primarily on volume throughput or contracted capacity. Revenue associated with the sale of raw materials consists of a single performance obligation and is recognized upon delivery. Gas storage revenues contain both a capacity charge and a variable charge, however the associated services are highly interdependent and represent a single performance obligation that is satisfied over time as the services are provided. The payment terms for all of our businesses in the midstream segment require payment upon completion of the underlying service within a given period.
Data
Revenues from data transmission and distribution operations are derived from contracts with media broadcasting and telecom customers to access infrastructure, and revenue from data storage operations are generated from providing data storage services to enterprise customers. These contracts consist of performance obligations that are satisfied over time in accordance with the underlying agreements. The payment terms require upfront and recurring payments to utilize space on towers to host the customers’ equipment at our data transmission and distribution operations, and to receive dedicated or colocated data storage services, mainly leased space and power, at our data storage operations. The differing payment terms do not constitute separate performance obligations as revenue is recognized over time for the period the services are provided.

Financial Instruments and Hedge Accounting	Financial Instruments and Hedge Accounting
(i)Financial Instrument Classification
Our partnership classifies cash and cash equivalents and accounts receivable and other as amortized cost. Additionally, our partnership maintains a portfolio of marketable securities comprised of liquid equity and debt securities. The marketable securities are classified either as fair value through other comprehensive income (“FVTOCI”) or fair value through profit or loss (“FVTPL”). Derivative assets are classified as FVTPL, except for derivatives in certain hedging relationships. Other financial assets are classified as either amortized cost or FVTOCI.
Financial assets classified as FVTPL or FVTOCI are subsequently measured at fair value at each reporting date. For financial assets classified as FVTPL, the change in fair value is recorded through profit or loss. For financial assets classified as FVTOCI, the change in fair value is recorded in other comprehensive income. The cumulative gains or losses related to FVTOCI equity instruments are not reclassified to profit or loss on disposal, whereas the cumulative gains or losses on all other FVTOCI assets are reclassified to profit or loss on disposal. For financial instruments at amortized cost or debt instruments at FVTOCI, the partnership assesses if there have been significant increases in credit risk since initial recognition to determine whether lifetime or 12-month expected credit losses should be recognized. Any related loss allowances are recorded through profit or loss.
Borrowings, accounts payable and other, and preferred shares are classified as amortized cost, except for derivatives embedded in related financial instruments. Embedded derivatives and any other derivative liabilities are classified as FVTPL and are subsequently measured at fair value, except for derivatives in certain hedging relationships. Other financial liabilities are classified as either FVTPL or amortized cost.
(ii)Hedge Accounting
Brookfield Infrastructure selectively utilizes derivative financial instruments primarily to manage financial risks, including interest rate and foreign exchange risks. Derivative financial instruments are recorded at fair value. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and that the hedging relationship meets all of the hedge effectiveness requirements. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and financial liabilities, respectively.
Realized and unrealized gains and losses on foreign exchange contracts, designated as hedges of currency risks relating to a net investment in a subsidiary with a functional currency other than the U.S. dollar are included in equity and are included in net income in the period in which the subsidiary is disposed of or to the extent partially disposed and control is not retained. Derivative financial instruments that are designated as hedges to offset corresponding changes in the fair value of assets and liabilities and cash flows are measured at estimated fair value with changes in fair value recorded in profit or loss or as a component of equity as applicable.
Unrealized gains and losses on interest rate contracts designated as hedges of future variable interest payments are included in equity as a cash flow hedge when the interest rate risk relates to an anticipated variable interest payment. The periodic exchanges of payments on interest rate swap contracts designated as hedges of debt are recorded on an accrual basis as an adjustment to interest expense.
Income Taxes	Income Taxes
Income tax expense represents the sum of the tax accrued in the period and deferred income tax.
(i)Current income tax
Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities, net of recoveries based on the tax rates and laws enacted or substantively enacted at the reporting date. Current income tax relating to items recognized directly in partnership capital and other comprehensive income are also recognized directly in partnership capital and other comprehensive income, respectively.
(ii)Deferred income tax
Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax bases used in the computation of taxable income and carrying amounts of assets and liabilities in the consolidated financial statements. Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that deductions, tax credits and tax losses can be utilized. Such deferred income tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting income, other than in a business combination. The carrying amount of deferred income tax assets are reviewed at each reporting date and reduced to the extent it is no longer probable that the income tax asset will be recovered.
Deferred income tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, and interests in joint ventures, except where Brookfield Infrastructure is able to control the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future. Deferred income tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable income against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred income tax liabilities and assets reflect the tax consequences that would follow from the manner in which Brookfield Infrastructure expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority within a single taxable entity or Brookfield Infrastructure intends to settle its current tax assets and liabilities on a net basis in the case where there exist different taxable entities in the same taxation authority and when there is a legally enforceable right to set off current tax assets against current tax liabilities.

Assets Held for Sale	Assets Held for Sale
Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification subject to limited exceptions.
When Brookfield Infrastructure is committed to a sale plan involving loss of control of a subsidiary, all of the assets and liabilities of that subsidiary are classified as held for sale when the criteria described above are met, regardless of whether Brookfield Infrastructure will retain a non-controlling interest in its former subsidiary after the sale.
Non-current assets and disposal groups classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell.
Non-current assets classified as held for sale and the assets of a disposal group are presented separately from other assets in the Consolidated Statements of Financial Position and are classified as current. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the Consolidated Statements of Financial Position.
Once classified as held for sale, property, plant and equipment and intangible assets are not depreciated or amortized, respectively.

Provisions	Provisions
Provisions are recognized when Brookfield Infrastructure has a present obligation, either legal or constructive, as a result of a past event, it is probable that Brookfield Infrastructure will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the obligation, its carrying amount is the present value of those cash flows.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Significant Accounting Judgments and Key Sources of Estimation Uncertainty	Significant Accounting Judgments and Key Sources of Estimation Uncertainty
The preparation of financial statements requires management to make significant judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses that are not readily apparent from other sources, during the reporting period. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Significant judgments and estimates made by management and utilized in the normal course of preparing Brookfield Infrastructure’s consolidated financial statements are outlined below.
(i)Common control transactions
IFRS 3 (2008) Business Combinations does not include specific measurement guidance for transfers of businesses or subsidiaries between entities under common control. Accordingly, Brookfield Infrastructure has developed a policy to account for such transactions taking into consideration other guidance in the IFRS Accounting Standards framework and pronouncements of other standard-setting bodies. Brookfield Infrastructure’s policy is to record assets and liabilities recognized as a result of transactions between entities under common control at the carrying value on the transferor’s financial statements, and to have the Consolidated Statements of Financial Position, Consolidated Statements of Operating Results, Consolidated Statements of Comprehensive Income and Statements of Cash Flows reflect the results of combining entities for all periods presented for which the entities were under the transferor’s common control, irrespective of when the combination takes place.
(ii)Financial instruments
Brookfield Infrastructure’s accounting policies relating to derivative financial instruments are described in Note 3(n), Financial Instruments and Hedge Accounting. The significant judgments inherent in these policies relate to applying the criteria to the assessment of the effectiveness of hedging relationships. Estimates and assumptions used in determining the fair value of financial instruments are equity and commodity prices; future interest rates; the credit worthiness of the company relative to its counterparties; the credit risk of our partnership and counterparty; estimated future cash flows; and discount rates.
(iii)Revaluation of property, plant and equipment
Property, plant and equipment is revalued on a regular basis. The significant estimates and assumptions underlying the valuation of property, plant and equipment are set out in Note 14, Property, Plant and Equipment.
(iv)Fair values in business combinations
Brookfield Infrastructure accounts for business combinations using the acquisition method of accounting. This method requires the application of fair values for both the consideration given and the assets and liabilities acquired. The calculation of fair values is often predicated on estimates and judgments including future cash flows discounted at an appropriate rate to reflect the risk inherent in the acquired assets and liabilities (refer to Note 7, Acquisition of Businesses for details of business combinations). The determination of the fair values may remain provisional for up to 12 months from the date of acquisition due to the time required to obtain independent valuations of individual assets and to complete assessments of provisions. When the accounting for a business combination has not been completed as at the reporting date, this is disclosed in the financial statements, including observations on the estimates and judgments made as of the reporting date.
(v)Assets held for sale
Brookfield Infrastructure applies judgment to determine whether an asset or disposal group is available for immediate sale in its present condition and that its sale is highly probable and therefore should be classified as held for sale at the balance sheet date. Conditions that support a highly probable sale include the following: an appropriate level of management is committed to a plan to sell the asset or disposal group, an active program to locate a buyer is initiated, the asset is being actively marketed for sale at a price reasonable in relation to its fair value, the sale is highly probably within 12 months of classification as held for sale, and actions required to complete the plan indicate that it is unlikely that plan will be significantly changed or withdrawn.
(vi)Impairment of goodwill, intangibles with indefinite lives and investment in associates and joint ventures
The impairment assessment of goodwill and intangible assets with indefinite lives requires estimation of the value-in-use or fair value less costs of disposal of the cash-generating units or groups of cash generating units to which goodwill or the intangible asset has been allocated. Brookfield Infrastructure uses the following critical assumptions and estimates: the circumstances that gave rise to the goodwill, timing and amount of future cash flows expected from the cash-generating units; discount rates; terminal capitalization rates; terminal valuation dates and useful lives.
The impairment assessment of investments in associates and joint ventures requires estimation of the recoverable amount of the asset.
Other estimates utilized in the preparation of our partnership’s financial statements are: depreciation and amortization rates and useful lives; recoverable amount of goodwill and intangible assets; ability to utilize tax losses and other tax measurements.

Future accounting policies
Future accounting policies
Amendments to IFRS 9, Financial Instruments (“IFRS 9”) and IFRS 7, Financial Instruments: Disclosures (“IFRS 7”) - Classification and Measurement of Financial Instruments
In May 2024, the IASB issued amendments which clarify the requirements for the timing of recognition and derecognition of financial liabilities settled through an electronic cash transfer system, add further guidance for assessing the contractual cash flow characteristics of financial assets with contingent features, and add new or amended disclosures relating to investments in equity instruments designated at FVOCI and financial instruments with contingent features. The amendments to IFRS 9 and IFRS 7 are effective for periods beginning on or after January 1, 2026, with early adoption permitted. The partnership has assessed these amendments and determined that they are not expected to have a material impact on the consolidated financial statements of the partnership.
IFRS 18 - Presentation and Disclosure in Financial Statements (“IFRS 18”)
In April 2024, the IASB issued IFRS 18, Presentation and Disclosure of Financial Statements. IFRS 18 is effective for periods beginning on or after January 1, 2027, with early adoption permitted. IFRS 18 is expected to improve the quality of financial reporting by requiring defined subtotals in the statement of profit or loss, requiring disclosure about management-defined performance measures, and adding new principles for aggregation and disaggregation of information. The partnership is in the process of determining the impact of the amendments on its consolidated financial statements.